Inventories (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of inventories [Abstract]
Disclosure of Detailed Information About Inventories
	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Finished goods	24,035	21,564
Provision for impairment	(495)	(444)
	23,539	21,120